Note 11 - Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current	$ 1,114	$ 3,711	$ 1,086
Deferred	1,380	(789)	529
Total provision for income taxes	$ 2,494	$ 2,922	$ 1,615